UPDATING SUMMARY PROSPECTUS

FLEXIBLE PREMIUM ANNUITY CONTRACTS
VARIABLE ACCUMULATION ANNUITY CONTRACTS
(FPA CONTRACTS)

Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
We offer Individual Flexible Premium Deferred Annuity Contracts ("FPA Contracts").
You, as a Contractholder, or as a person or entity to which we have issued an FPA Contract, may make Contributions in the amounts and at the frequency you choose (subject to certain minimums), and some of the Contracts permit your employer to make Contributions on your behalfA Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date.
You may allocate your Account Value to the subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account invest in similarly named funds or portfolios of mutual funds, which are set forth and described in Appendix A to this Summary Prospectus.
The Contract is a complex investment and involves risks, including potential loss of principal.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties, as applicable.
Mutual of America Life Insurance Company's obligations under the Contract are subject to its financial strength and claims-paying ability.
The Prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/FPA/AP. You can also obtain this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.
Dated: May 1, 2026

Definitions We Use in this Summary Prospectus
Account Value—The value of a Contractholder’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Contractholder, during the Accumulation Period. Depending on its use in this Summary Prospectus, the term “ Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Contractholder, the period under a Contract when Contributions are made or held for the Contractholder. The Accumulation Period ends at the Annuity Commencement Date, or the date the Contractholder withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Contractholder’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.
Annuitant—The individual named in the application for a Contract. Under a death benefit in the form of an annuity, the Beneficiary will be the annuitant/payee. We use the life expectancy of the Annuitant(s) , or of the annuitant/payee, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Contractholder, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments.
Annuity Payments—A series of equal monthly payments from us. The amount of the Annuity Payments will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant’s joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their Commuted Value) upon the death of the Annuitant and joint Annuitant, if any.
Code— The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract(s)—One (or more) of the individual (FPA) variable accumulation annuity contracts described in this Summary Prospectus.
Contractholder—The individual to whom we have issued an FPA Contract, or the entity to which we have issued an FPA Contract to fund a deferred compensation plan.
Contributions— Amounts contributed from time to time under a Contract during the Accumulation Period.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. Amounts allocated under the Contracts to the General Account earn interest at a fixed rate that we change from time to time. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.
2

Investment Alternatives—Our General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives.
Joint Annuitant—An additional person (usually the Spouse) whose life expectancy is taken into account for a life annuity and who will receive Annuity Payments upon the death of the Annuitant in accordance with the form of annuity selected. A joint annuitant may be designated by the owner at any time before the Annuity Commencement Date.
Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the administrative charge, distribution expense charge and expense risk charge, that apply to Contractholders in Contracts that are eligible for such reduced Separate Account Annual Expenses as set forth in the Fee Table section of this Prospectus.
Separate Account—Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
Spouse—Unless otherwise specified, the person to whom a Contractholder or Annuitant is legally married in a marriage recognized under federal law.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You, or your—Refers to a Contractholder.
3

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
Separate Account Charge. Effective on or after July 1, 2026, FPA Contractholders may become eligible for the Reduced Fee of 0.95% if they have a minimum of $15 million in assets in the Separate Account and the General Account combined and satisfy the other criteria specified in the Charges section of the Prospectus.
4

Important Information You Should Consider About the
FPA Contract

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	No.			Charges
Are There Transaction Charges?	No, there are no charges for transactions under the Contract.			Charges
Are There Ongoing Fees and Expenses? (annual charges)
Yes, the table below describes the fees and expenses that you may pay each year, depending on the Investment Alternatives
and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.21%[1]	1.21%[1]
	2. Underlying Fund fees and expenses	0.09%[2]	1.24%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. Effective on or after July 1, 2026, there will be two classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Account. For the
Reduced Fee, the min will be 0.96%. See the “Charges” section of the Prospectus for a description of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	LOWEST ANNUAL COST ESTIMATE: $1,328*	HIGHEST ANNUAL COST ESTIMATE: $2,506
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive
combination of Contract
Classes and Underlying
Fund fees and expenses
●No optional benefits
●No sales charges
●No additional Contributions,
transfers, or withdrawals

5

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
* Effective on or after July 1, 2026, the lowest annual cost estimate will be $1,071.
RISKS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not
appropriate for an investor who needs ready access on earning to cash.
In particular:
●Tax deferral is more beneficial to Participants with a long-term investment time horizon.
●Withdrawals are subject to ordinary income tax of earnings
and may be subject to tax penalties.
●The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to
Mutual of America , including that any obligations (including under the General Account ), guarantees, and benefits of the
Contract are subject to the claims paying ability of Mutual of
America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Are There Limits on the Investment Options?
Yes, your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
6

RESTRICTIONS
Are There any Restrictions on Contract Benefits?	NA
TAXES
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Withdrawals of earnings will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Mutual of America offers the Contracts for sale through certain of our employees who are registered representatives of Mutual of America Securities LLC, the principal underwriter of the
Contracts. The only compensation we pay to registered
representatives for sales of the Contracts is in the form of salary, plus annual incentive compensation based on (i) achievement of individual sales objectives and (ii) the Company’s achievement of overall corporate objectives. There are no commissions or fees payable for sales of the Contracts.
The annual cash incentive compensation payment payable to
these registered representatives can increase or decrease based on individual performance in relation to individual sales
objectives and Company performance in relation to corporate
objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a
Contract over
another investment.
Purchases and Contract Value
Should I Exchange My Contract?
Registered representatives may have a financial incentive to offer a contractholder a new contract in place of the one the
contractholder already owns. A contractholder should only
exchange their Contract if the contractholder determines, after comparing the features, fees, and risks of both contracts, that it is preferable for the contractholder to purchase the new contract rather than continue to own the existing contract.
Purchases and Contract Value
7

Appendix A: Underlying Funds Available As Investment Options Under the FPA Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds , which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity VIP Index 500 (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.09%	17.78%	14.31%	14.70%
Equity Fund Seeks to achieve long-term capital appreciation	Dimensional VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC	0.29%	6.11%	3.81%	9.61%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.12%	12.32%	8.02%		8.82%[2]
Equity Fund Seeks capital appreciation	Fidelity VIP Value Strategies Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.59%	7.99%	12.14%	10.82%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio Adviser: The Vanguard Group, Inc.	0.09%	32.04%	7.88%		7.20%[3]

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	6.95%	5.49%		12.13%[4]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	28.60%	5.59%	9.53%
Equity Fund Seeks capital appreciation	Nomura VIP® Small Cap Value Series Adviser: Delaware Management Company	0.74%	8.16%	9.26%	9.15%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	12.53%	10.92%	15.29%
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.46%	19.02%	12.51%	11.60%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.54%	21.52%	15.37%	15.78%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.55%	11.75%	10.10%	10.59%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	16.14%	10.47%	10.84%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	15.75%	13.81%	13.73%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	15.93%	12.47%	12.53%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.28%	16.83%	13.24%	11.76%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Fixed Income Fund Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.	0.43%	4.20%	3.18%	2.11%
Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series – The Bond Fund of America (Class 1) Adviser: Capital Research and Management Company	0.22%	7.40%	0.10%	2.61%
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC	1.24%	8.01%	1.36%	3.37%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	14.98%	5.67%	7.13%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	11.48%	8.68%	9.81%
Balanced Fund Seeks to provide current income and low to moderate capital appreciation	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio Adviser: The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income	Vanguard Variable Insurance Funds – Balanced Portfolio Adviser: Wellington Management Company LLC	0.20%	16.46%	9.29%	10.03%
Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1) Adviser: Capital Research and Management Company	0.63%	11.45%	7.97%	9.26%
Balanced Funds Seeks high total return with a secondary objective of principal preservation	Fidelity VIP Freedom Retirement Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.36%	9.63%	2.35%	4.44%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2020 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.44%	13.33%	4.48%	7.38%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2025 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.46%	14.59%	5.52%	8.02%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2030 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.49%	15.52%	6.25%	8.88%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2035 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.53%	16.69%	7.55%	10.00%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2040 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.57%	18.79%	9.01%	10.87%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2045 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.83%	9.44%	11.09%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2050 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.79%	9.43%	11.08%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2055 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.85%	9.43%		11.60%[5]
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2060 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.83%	9.44%		11.62%[5]
*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.
1
The reported expense ratio for the following funds is net of fee waivers that may not continue: all American Funds Insurance Series Funds, Calvert VP SRI Balanced Portfolio, Fidelity VIP Asset Manager Portfolio, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, and MFS VIT III Mid Cap Value Portfolio. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date January 24, 2020.
3
Since inception date September 7, 2017.
4
Since inception date September 22, 2017.
5
Since inception date April 11, 2019.

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

The Statement of Additional Information (the “SAI”) dated May 1, 2026 contains additional information about this Contract, the Separate Account, and our operations. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SAI is available, without charge, upon request. You may obtain a free copy of the SAI, request other information about the Contracts, or make investor inquiries, by writing to Mutual of America at 320 Park Avenue, New York, NY 10022-6839, or calling us at 800.574.9267.
You may also obtain the Prospectus, SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.
The SEC has a website at http://www.sec.gov. Reports and other information about Separate Account No. 2 are available through that SEC website. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 33-11023
EDGAR Contract identifier C000242642.
Prospectus dated May 1, 2026